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                               SUPPLEMENT TO THE
                               SCHWAB BOND FUNDS
                      PROSPECTUS DATED NOVEMBER 15, 2006,
                      AS SUPPLEMENTED AS OF APRIL 2, 2007
                                   AND TO THE
                         SCHWAB GLOBAL REAL ESTATE FUND
                       PROSPECTUS DATED FEBRUARY 28, 2007
                           AS AMENDED APRIL 11, 2007

THE INFORMATION PROVIDED IN THIS SUPPLEMENT IS AS OF MAY 7, 2007.

SCHWAB BOND FUNDS PROSPECTUS

Schwab YieldPlus Fund(R) -- Investor Shares
Schwab Short-Term Bond Market Fund TM -- Investor Shares
Schwab Total Bond Market Fund TM -- Investor Shares
Schwab GNMA Fund TM -- Investor Shares
Schwab Inflation Protected Fund TM -- Investor Shares

Under the section titled "Placing orders through your Intermediary" the Investor Shares minimum initial investment is revised to read as follows:

                                      $100

SCHWAB GLOBAL REAL ESTATE PROSPECTUS

Schwab Global Real Estate Fund TM -- Investor Shares

Under the section titled "Placing Intermediary orders" the Investor Shares minimum initial investment is revised to read as follows:

                                      $100

In each Prospectus, the section titled "Methods for placing orders through your Intermediary" provides information regarding an intermediary's ability to impose different investment minimums than the funds' minimums listed above.

                 PLEASE RETAIN THIS SUPPLEMENT FOR YOUR RECORDS.


                                                           [CHARLES SCHWAB LOGO]


(C)2007 Charles Schwab & Co., Inc. All Rights Reserved.
Member SIPC. REG37813 (5/07)